Finance Costs - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Payment of finance costs		$ 26.0	$ 29.5	$ 44.5
Payment of debt issuance costs		$ 3.6	$ 0.6	2.9
Credit Facility
Disclosure of detailed information about borrowings [line items]
Fee and commission expense	$ 2.0			$ 2.0